Share based compensation	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Share-based compensation
Note 26 - Share based compensation
Share-based payment charges for the year ended:

	For the Years Ended December 31,
(In $ millions)	2020	2019	2018
Share-based payment charge	0.7	3.9	3.7
Total shared based compensation	0.7	3.9	3.7

We have adopted a long-term Share Option Scheme ("Borr Scheme"). The Borr Scheme permits the board of directors, at its discretion, to grant options and to acquire shares in the Company to employees, non-employees and directors of the Company or its subsidiaries. Options granted under the scheme will vest at a date determined by the board at the date of the grant. The options granted under the plan to date have five year terms and vest equally over a period of three to four years. The total number of shares authorized by the Board to be issued under the scheme is 3,494,000.
On June 21, 2019 the Board of Directors approved a 5-to-1 reverse share split of the Company’s shares. Upon effectiveness of the Reverse Split, every five shares of the Company’s issued and outstanding ordinary shares, par value $0.01 per share was combined into one issued and outstanding ordinary share, par value $0.05 per share. All grants and strike prices below are adjusted to reflect the Reverse Split.
Month, number, strike price and share price at date of grant of share options issued during 2019 is as follows:

Month of grant	No of share options issued	Exercise price	Share price on date of grant
March	460,000	$17.50	$14.20

Month, number, strike price and share price at date of grant of share options issued during 2018 is as follows:

Month of grant	No of share options issued	Exercise price	Share price on date of grant
January	10,000	$20.00	$21.75
April	30,000	$21.00	$22.85
July	1,564,000	$24.35	$22.95
September	20,000	$22.95	$22.80
October	40,000	$22.75	$22.85

The fair values of the consolidated options issued in 2019 and 2018 were calculated at $1.7 million and $9.9 million, respectively, and will be charged to the Consolidated Statement of Operations as general and administrative expenses over the vesting period. No options were granted in 2020.
The fair value of equity settled options are measured at grant date using the Black Scholes option pricing model using the following input:

	2019	2018
Expected future volatility	32%	30%
Expected dividend rate	—%	—%
Risk-free rate	2%	2.1% to 2.9%
Expected life after vesting	2 years	2 years
The volatility was derived by using an average of (i) Historic volatility of the Company’s shares since listing on the Oslo Stock Exchange (ii) Deleveraged peer group volatility (iii) Oslo Energy sector index volatility.
The table below sets forth the number of share options granted and weighted average exercise price during the years ended December 31, 2020, 2019 and 2018:

	2020		2019		2018
	Number	Weighted Average Exercise Price (in $)	Number	Weighted Average Exercise Price (in $)	Number	Weighted Average Exercise Price (in $)
Outstanding at January 1	2,357,500	20.92	2,615,000	22.00	1,711,000	18.00
Granted during the year	—	—	460,000	17.50	1,664,000	24.00
Forfeited during the year	(587,500)	20.89	(717,500)	22.34	(760,000)	18.00
Outstanding at December 31	1,770,000	20.93	2,357,500	20.92	2,615,000	22.00
Exercisable at December 31	1,144,000	20.27	810,999	20.04	333,666	18.00
Weighted average remaining life for the vested options at December 31, 2020, 2019 and 2018 were 2.01 years, 2.86 years and 3.50 years respectively.